                                      FORM N-SAR
                                  SEMI-ANNUAL REPORT
                         FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    //        (a)

     or fiscal year ending:             12/31/97 (b)

Is this a transition report (Y/N)   N
                                   ----

Is this an amendment to a previous filing (Y/N)    N
                                                  ----

Those items or sub-items with a box "/ /" after the item number should be completed only if the answer has changed from the previous filing on this form.


1. A.     Registrant Name:    Separate Account VUL-2 of The American Franklin Life Insurance
                              Company

   B.     File Number:  811-6366

   C.     Telephone Number:  (217) 528-2011


2. A.     Street:  #1 Franklin Square

   B:     City:   Springfield  C.   State:  IL    D.  Zip Code:  62713   Zip Ext:  0001

   E.     Foreign Country:                                       Foreign Postal Code:


3. Is this the first filing on this form by Registrant? (Y/N)      N
                                                              -----------------
4. Is this the last filing on this form by Registrant? (Y/N)       N
                                                             ------------------
5. Is Registrant a small business investment company (SBIC)? (Y/N) N
                                                                   ------------
   [If answer is "Y"(Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)              Y
                                                      -------------------------
   [If answer is "Y" (Yes) complete only items 111 through 132.]

                                      01

For period ending   December 31, 1997
                    ------------------
File number 811-6366
            ----------

UNIT INVESTMENT TRUSTS

111.      A. / /  Depositor Name:
                                 --------------------------------------------------------

          B. / /  File Number (If any):
                                       ----------------------

          C. / /  City:               State:           Zip Code:          Zip Ext.:
                       --------------       ----------         ----------          ------

             / /  Foreign Country:                   Foreign Postal Code:
                                  ------------------                     ----------------

111.      A. / /  Depositor Name:
                                 --------------------------------------------------------

          B. / /  File Number (If any):
                                       -------------------------

          C. / /  City:                State:           Zip Code:          Zip Ext.
                       ---------------       ----------          ---------         ------

            / /   Foreign Country:                  Foreign Postal Code:
                                  -----------------                     -----------------

112.      A. / /  Sponsor Name:
                               ----------------------------------------------------------

          B. / /  File Number (If any):
                                       ----------------------

          C. / /  City:                State:            Zip Code:         Zip Ext.:
                       ---------------      -----------         --------         --------

                  Foreign Country:                        Foreign Postal Code:
                                  -----------------------                    ------------

          A. / /  Sponsor Name:

                               ----------------------------------------------------------

          B. / /  File Number (If any)
                                      ----------------------------

          C. / /  City:                State:             Zip Code:        Zip Ext.:
                       ---------------        -----------          -------          -----

            / /   Foreign Country:                  Foreign Postal Code:
                                  -----------------                     -----------------

For period ending   December 31, 1997
                    -----------------
File number 811-6366
           ----------

113.      A. / /  Trustee Name:
                               ----------------------------------------------------------

          B. / /  City:               State:           Zip Code:          Zip Ext.:
                       --------------       ----------         ----------          ------

             / /  Foreign Country:                   Foreign Postal Code:
                                  ------------------                     ----------------

113.      A. / /  Trustee Name:
                               ----------------------------------------------------------

          B. / /  City:                State:           Zip Code:          Zip Ext.
                       ---------------       ----------          ---------         ------

            / /   Foreign Country:                  Foreign Postal Code:
                                  -----------------                     -----------------

114.      A. / /  Principal Underwriter Name:
                                             --------------------------------------------

          B. / /  File Number:8-
                                       ----------------------

          C. / /  City:                State:            Zip Code:         Zip Ext.:
                       ---------------      -----------         --------         --------

             / /  Foreign Country:                        Foreign Postal Code:
                                  -----------------------                    ------------

114.      A. / /  Principal Underwriter Name:
                                             --------------------------------------------

          B. / /  File Number:
                                      ----------------------------

          C. / /  City:                State:             Zip Code:        Zip Ext.:
                       ---------------        -----------          -------          -----


            / /   Foreign Country:                  Foreign Postal Code:
                                  -----------------                     -----------------

115.      A. / /   Independent Public Accountant Name:
                                                     ------------------------------------

          B. / /  City:                State:             Zip Code:        Zip Ext.:
                       ---------------        -----------          -------          -----

            / /   Foreign Country:                  Foreign Postal Code:
                                  -----------------                     -----------------

115.      A. / /   Independent Public Accountant Name:
                                                     ------------------------------------

          B. / /  City:                State:             Zip Code:        Zip Ext.:
                       ---------------        -----------          -------          -----

            / /   Foreign Country:                  Foreign Postal Code:
                                  -----------------                     -----------------

                                          48

For period ending December 31, 1997
                  ------------------

File number 811-6366
            ---------

116.  Family of investment companies information:
     A.    / /  Is Registrant part of a family of investment companies? (Y/N)
                                                                             ----  ------
                                                                                    Y/N

     B.    / /  Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _
                (NOTE:  In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)


117. A.    / /  Is Registrant a separate account of an insurance company? (Y/N)
                                                                               ---  -----
                                                                                    Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.    / /  Variable annuity contracts? (Y/N)
                                                  -----------------------------     ------
                                                                                    Y/N

     C.    / /  Scheduled premium variable life contracts? (Y/N)
                                                                 ----------    -----------
                                                                                    Y/N

     D.    / /  Flexible premium variable life contracts? (Y/N)
                                                               -----------     -----------
                                                                                    Y/N

     E.    / /  Other types of insurance products registered under the Securities Act of
                1933? (Y/N)
                           ----------     ---------
                                             Y/N


118.  / / State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
                                           ------------------------------------------------  -------

119.  / / State the number of new series for which registration statements under the Securities
          Act of 1933 became effective during the period
                                                         ----------------------------------- -------

120.  / / State the total value of the portfolio securities on the date of deposit for the
          new series included in item 119 ($000's omitted)                        $
                                                          ----------------------   ---------

121.  / / State the number of series for which a current prospectus was in existence at the end of the period
                            ------------------------------------------    ---------

122.  / / State the number of existing series for which additional units were registered under the
          Securities Act of 1933 during the current period
                                                           --------------------    ----------

                                             49



For period ending   December 31, 1997
                   -------------------
File number 811-6366
            ---------

123.  / / State the total value of the additional units considered
          in answering item 122 ($000's omitted)                     $ 67,765
                                                -------------------   -------

124.  / / State the total value of units of prior series that were placed in the portfolios of subsequent series during the
          current period (the value of these units is to be measured on the date they were placed in the subsequent series)
          ($000's omitted)                                           $
                          -----------------------------------------   -------

125.  / / State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter
          which is an affiliated person of the principal
          underwriter during the current period solely from the
          sale of units of all series of Registrant
          ($000's omitted)                                           $
                           -----------------------------------------   -------

126.      Of the amount shown in item 125, state the total dollar
          amount of sales loads collected from secondary market
          operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
          portfolio of a subsequent series.) ($000's omitted)        $
                                                            --------   -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):



                                                                              Total      Total Income
                                                              Number of       Assets    Distributions
                                                               Series        ($000's      ($000's
                                                              Investing      omitted)     omitted)
                                                              ----------------------------------------
A.   U.S. Treasury direct issue                                           $            $
                                --------------------------    ----------   ----------   -----------

B.   U.S. Government agency                                               $            $
                                --------------------------    ----------   ----------   -----------

C.   State and municipal tax-free                                         $            $
                                --------------------------    ----------   ----------   -----------

D.   Public utility debt                                                  $            $
                           -------------------------------    ----------   ----------   -----------

E.   Brokers or dealers debt or debt of brokers' or
     dealers' parent                                                      $            $
                    --------------------------------------    ----------   ----------   -----------

F.   All other corporate intermed. & long-term debt                       $            $
                                                  --------    ----------   ----------   -----------

G.   All other corporate short-term debt                                  $            $
                                        -------------------   ----------   ----------   -----------

H.   Equity securities of brokers or dealers or parents of
     brokers or dealers                                                   $            $
                      -------------------------------------    ----------   ----------   ----------

For period ending   December 31, 1997
                    ------------------
File number 811-5794
            ---------


                                                                              TOTAL   TOTAL INCOME
                                                               NUMBER OF      ASSETS  DISTRIBUTIONS
                                                                SERIES       ($000'S    ($000'S
                                                               INVESTING     OMITTED)   OMITTED)
                                                               ---------------------------------------
I.   Investment company equity securities                                    $           $
                                         ------------------    ----------   ----------   -----------

J.   All other equity securities                                   1         $169,395      $7,798
                                ---------------------------    ----------   ----------   -----------

K.   Other securities                                                        $             $
                     --------------------------------------    ----------   ----------   -----------

L.   Total assets of all series of registrant                      1         $169,395      $7,798
                                             --------------    ----------   ----------   -----------

                                                 50

For period ending   December 31, 1997
                    -----------------
File number 811-6366
            ---------


128.  / / Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
          series at the end of the current period insured or
          guaranteed by an entity other than the issuer?
          (Y/N)
               --------------------------------------------------     --------
          [If answer is "N" (No), go to item 131.]                       Y/N

129.  / / Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
          or interest at the end of the current period?
          (Y/N)
               --------------------------------------------------     --------
          [If answer is "N" (No), go to item 131.]                       Y/N

130.  / / In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?
          (Y/N)
               --------------------------------------------------     --------
                                                                         Y/N

131.  / / Total expenses incurred by all series of Registrant during
           the current reporting period ($000's omitted)                 $997
                                                        ---------     --------

132. / / List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-
              ----------



For period ending 12/31/97
File number 811-6366




This report is signed on behalf of the Registrant, Separate Account VUL-2 of The American Franklin Life Insurance Company, in the City of Springfield and State of Illinois on this 23rd day of February, 1998.




                                             SEPARATE ACCOUNT VUL-2 OF THE
                                             AMERICAN FRANKLIN LIFE INSURANCE
                                             COMPANY
                                             BY:  THE AMERICAN FRANKLIN LIFE
                                                  INSURANCE COMPANY, DEPOSITOR

                                             By:   /s/ William A. Simpson
                                                -------------------------------
                                                       William A. Simpson
                                                       Chairman and President




Witness  /s/ Elizabeth E. Arthur
        ------------------------------
             Elizabeth E. Arthur
             Assistant Secretary

                                         PAGE NUMBER 52